Business Realignment Charges (Detail) $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($) employee	Jun. 30, 2014 USD ($) employee	Jun. 30, 2013 USD ($) employee
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	$ 19,419	$ 63,575	$ 8,354
Selling, General and Administrative Expenses
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	12,888	38,874	3,880
Loss (Gain) on Disposal of Assets
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	2,399	1,331	1,918
Employee Severance
Restructuring Cost and Reserve [Line Items]
Severance payments relating to charges incurred during the current fiscal year	17,000
Remaining severance payments related to current-year and prior-year actions	34,000
Diversified Industrial
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	$ 30,882	$ 101,524	$ 12,234
Work force reduction | employee	668	1,581	725
Aerospace Systems
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	$ 967	$ 925	$ 0
Work force reduction | employee	21	44	0
Corporate
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	$ 458
Work force reduction | employee	18
Other Expense
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	$ 2,399	$ 1,331	$ 1,918
Work force reduction | employee			98